Other equity_Changes in the accumulated other comprehensive loss (Details) - KRW (₩)		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	₩ (481,900,000,000)
Beginning balance		(89,723,000,000)	₩ 173,368,000,000
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation		20,229,000,000	(47,643,000,000)
Reclassification		(4,839,000,000)	(81,114,000,000)
Income tax effect		(5,528,000,000)	26,139,000,000
Ending balance		₩ (472,038,000,000)	70,750,000,000
Explanation of transfers of cumulative gain or loss within equity of investments in equity designated as measured at fair value through other comprehensive income		Net gain or loss on valuation of financial assets at FVTOCI included the 1,500 million Won transfer to retained earnings due to disposal of equity securities.
Gain (loss) on valuation of available-for-sale financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance			386,981,000,000
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation	[2]		46,479,000,000
Reclassification	[2]		(81,114,000,000)
Income tax effect			5,602,000,000
Ending balance			357,948,000,000
Net gain or loss on valuation of financial assets at FVTOCI
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	₩ (88,906,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation	[3]	58,846,000,000
Reclassification		(694,000,000)
Income tax effect		(15,992,000,000)
Ending balance		(46,746,000,000)
Gain (loss) on financial liabilities at fair value through profit or loss designated as upon initial recognition due to own credit risk
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	(96,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation		172,000,000
Reclassification		0
Income tax effect		(47,000,000)
Ending balance		29,000,000
Share of other comprehensive income (loss) of joint ventures and associates
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	(2,656,000,000)
Beginning balance			(1,863,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation		1,669,000,000	2,038,000,000
Reclassification		0	0
Income tax effect		(459,000,000)	(531,000,000)
Ending balance		(1,446,000,000)	(356,000,000)
Gain (loss) on foreign currency translation of foreign operations
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	(242,806,000,000)
Beginning balance			(48,353,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation		50,717,000,000	(81,571,000,000)
Reclassification		0	0
Income tax effect		(13,948,000,000)	17,627,000,000
Ending balance		(206,037,000,000)	(112,297,000,000)
Remeasurement gain (loss) related to defined benefit plan
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	(152,358,000,000)
Beginning balance			(163,397,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation		(82,041,000,000)	(12,642,000,000)
Reclassification		0	0
Income tax effect		22,561,000,000	3,020,000,000
Ending balance		(211,838,000,000)	(173,019,000,000)
Gain (loss) on valuation of cash flow hedges
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	777,000,000
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation		(8,570,000,000)	(1,947,000,000)
Reclassification		0	0
Income tax effect		2,357,000,000	421,000,000
Ending balance		(5,436,000,000)	(1,526,000,000)
Transfer to non-current assets held for sale
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance	[1]	4,145,000,000
Beginning balance			₩ 0
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease) on valuation		(564,000,000)
Reclassification		(4,145,000,000)
Income tax effect		0
Ending balance		₩ (564,000,000)

[1]	The beginning balance was restated in accordance with IFRS 9.
[2]	For the change in gain (loss) on valuation of AFS financial assets, “increase (decrease)” represents change due to the valuation during the period, and “reclassification adjustments” represents disposal or recognition of impairment losses on AFS financial assets.
[3]	Net gain or loss on valuation of financial assets at FVTOCI included the 1,500 million Won transfer to retained earnings due to disposal of equity securities.